UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 10/31/07

Date of reporting period: 11/01/06 - 04/30/07

Item 1 - Report to Stockholders

Semi-Annual Report (Unaudited)
April 30, 2007

Merrill Lynch Retirement
Reserves Money Fund
Of Merrill Lynch Retirement Series Trust

Merrill Lynch Retirement Reserves Money Fund

Portfolio Composition as a Percent of Net Assets

                                                                   As of
                                                           ---------------------
                                                           4/30/07      10/31/06
--------------------------------------------------------------------------------
Bank Notes .........................................          --          0.9%
Certificates of Deposit ............................         0.2%         0.7
Certificates of Deposit -- Yankee* .................        11.1          9.4
Commercial Paper ...................................        64.9         51.0
Corporate Notes ....................................        17.6         21.3
Funding Agreements .................................         4.3          3.6
Repurchase Agreements ..............................         1.4          8.9
U.S. Government Agency & Instrumentality
  Obligations -- Non-Discount Notes ................         2.4          5.6
Liabilities in Excess of Other Assets ..............        (1.9)        (1.4)
                                                           ---------------------
Total ..............................................       100.0%       100.0%
                                                           =====================

*     U.S. branches of foreign banks.


2       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

A Letter to Shareholders

Dear Shareholder

In its first four months, 2007 could already be termed an eventful year for investors. For most financial markets, 2007 opened just as 2006 ended -- on a positive trajectory. Then, at the end of February and into March, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by worries of a weakening economy, escalating geopolitical concerns and rising delinquencies in the subprime mortgage market. Still, underlying stock market fundamentals appeared quite sound, supported by a generally favorable global economic backdrop, tame inflation, slowing but still positive earnings growth, relatively low interest rates and attractive valuations. These conditions prevailed later, and the Dow Jones Industrial Average crossed the 13,000 mark for the first time in its history in late April.

Not unlike the equity market, the bond market also experienced volatility as observers attempted to interpret mixed economic signals. A bond market rally (falling yields and rising prices) late last year reversed itself early in 2007 amid some transitory signs of economic strength. Overall, yields have fluctuated month to month but ended April little changed from the beginning of the year. However, compared to one year ago, yields on 30-year Treasury bonds fell 36 basis points (.36%) and 10-year yields fell 44 basis points, while prices correspondingly rose.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. The central bankers continue to express concern about potential inflationary pressures, but also acknowledge signs of economic weakness. Given this relatively "balanced" assessment, most observers believe the Fed will keep interest rates on hold for now.

Against this backdrop, most major market indexes posted positive returns for the annual and semi-annual reporting periods ended April 30, 2007:

Total Returns as of April 30, 2007                                                                  6-month                 12-month
====================================================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                                          + 8.60%                 +15.24%
------------------------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                                         + 6.86                  + 7.83
------------------------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                                    +15.46                  +19.81
------------------------------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                                                  + 2.64                  + 7.36
------------------------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                                       + 1.59                  + 5.78
------------------------------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)                     + 6.96                  +11.72
------------------------------------------------------------------------------------------------------------------------------------

If the first four months are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more insight, we invite you to view "What's Ahead in 2007: An Investment Perspective" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                      Sincerely,


                                                      /s/ Robert C. Doll, Jr.

                                                      Robert C. Doll, Jr.
                                                      Fund President and Trustee


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007       3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2006 and held through April 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                           Expenses Paid
                                                              Beginning                Ending           During the Period*
                                                            Account Value           Account Value        November 1, 2006
                                                          November 1, 2006         April 30, 2007        to April 30, 2007
==========================================================================================================================
Actual
==========================================================================================================================
Class I                                                        $1,000                 $1,024.20                  $2.86
--------------------------------------------------------------------------------------------------------------------------
Class II                                                       $1,000                 $1,024.00                  $3.06
==========================================================================================================================
Hypothetical (5% annual return before expenses)**
==========================================================================================================================
Class I                                                        $1,000                 $1,021.97                  $2.86
--------------------------------------------------------------------------------------------------------------------------
Class II                                                       $1,000                 $1,021.78                  $3.06
--------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.57% for Class I and .61% for Class II), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


4       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

Schedule of Investments as of April 30, 2007 (Unaudited)          (in Thousands)

                                      Face    Interest      Maturity
Issue                                Amount     Rate*         Date        Value
================================================================================
Certificates of Deposit -- 0.2%
================================================================================
Citibank, NA                        $10,000     5.30 %     6/21/2007    $ 10,000
--------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost -- $10,000) ..................................................      10,000
================================================================================
Certificates of Deposit -- Yankee -- 11.1%
================================================================================
Banque Nationale                     47,000     5.345      7/30/2007      47,000
de Paris, NY                         36,675     5.27      10/03/2007      36,675
--------------------------------------------------------------------------------
Bank of Nova                         45,500     5.265 (a) 12/31/2007      45,495
Scotia, NY
--------------------------------------------------------------------------------
Barclays Bank                        35,000     5.275 (a)  7/05/2007      34,999
Plc, NY                              43,000     5.305      7/31/2007      43,000
--------------------------------------------------------------------------------
Canadian Imperial                    67,000     5.41 (a)   3/17/2008      67,000
Bank of
Commerce, NY
--------------------------------------------------------------------------------
Calyon, NY                           27,000     5.27 (a)   4/02/2008      26,993
--------------------------------------------------------------------------------
HBOS Treasury                        40,810     5.27      10/03/2007      40,810
Services Plc, NY                     16,075     5.28      10/05/2007      16,074
--------------------------------------------------------------------------------
Natixis, NY                          36,870     5.29 (a)   3/31/2008      36,858
--------------------------------------------------------------------------------
Norinchukin                          35,000     5.315      7/26/2007      35,000
Bank, NY
--------------------------------------------------------------------------------
Total Certificates of Deposit --
Yankee (Cost -- $429,904) ..........................................     429,904
================================================================================
Commercial Paper -- 64.9%
================================================================================
Abbey National                       12,325     5.22       6/06/2007      12,259
North America LLC
--------------------------------------------------------------------------------
Alliance &                           26,000     5.23       7/19/2007      25,698
Leicester Plc
--------------------------------------------------------------------------------
Allied Irish Banks                   19,175     5.21       8/06/2007      18,903
North America, Inc.
--------------------------------------------------------------------------------
Aquifer Funding LLC                  39,000     5.28       5/02/2007      38,989
--------------------------------------------------------------------------------
Aspen Funding Corp.                  17,200     5.24       5/16/2007      17,160
                                     19,000     5.23       6/28/2007      18,837
                                     16,400     5.24       7/16/2007      16,216
                                     25,000     5.23       7/19/2007      24,709
--------------------------------------------------------------------------------
Atlantis One                         12,000     5.24       6/18/2007      11,914
Funding Corp.
--------------------------------------------------------------------------------
Banco Bilbao                         15,900     5.26       5/29/2007      15,833
Vizcaya Argentaria,
Puerto Rico
--------------------------------------------------------------------------------
Bank of                              42,000     5.17       9/05/2007      41,228
America Corp.
--------------------------------------------------------------------------------
The Bear Stearns                      5,000     5.22       6/01/2007       4,977
Cos., Inc.                           10,645     5.18       8/10/2007      10,489
--------------------------------------------------------------------------------
Brahms Funding                       12,750     5.30       5/23/2007      12,707
Corp.
--------------------------------------------------------------------------------
CAFCO, LLC                           30,560     5.23       7/06/2007      30,263
--------------------------------------------------------------------------------
Charta, LLC                          56,000     5.27       5/11/2007      55,910
--------------------------------------------------------------------------------
CRC Funding, LLC                     12,000     5.25       5/08/2007      11,986
--------------------------------------------------------------------------------
Cancara Asset                        20,000     5.23       7/25/2007      19,750
Securitization Ltd.
--------------------------------------------------------------------------------
Citigroup                            43,000     5.26       5/16/2007      42,899
Funding Inc.                         43,000     5.25       5/21/2007      42,868
                                     10,000     5.26       5/29/2007       9,958
--------------------------------------------------------------------------------
Concord Minutemen                    50,000     5.30       5/02/2007      49,985
Capital Co., LLC                     75,000     5.24       5/03/2007      74,967
--------------------------------------------------------------------------------
Countrywide                          20,181     5.35       5/01/2007      20,178
Financial Corp.
--------------------------------------------------------------------------------
Crown Point                          25,000     5.30       5/02/2007      24,993
Capital LLC
--------------------------------------------------------------------------------
Cullinan                             45,000     5.25       5/22/2007      44,856
Finance Corp.
--------------------------------------------------------------------------------
Curzon Funding LLC                   30,000     5.25       5/16/2007      29,930
--------------------------------------------------------------------------------
Danske Corp.                         50,000     5.26       5/21/2007      49,847
--------------------------------------------------------------------------------
DePfa Bank Plc                       74,000     5.29       7/24/2007      73,086
--------------------------------------------------------------------------------
Erasmus                              16,500     5.24       6/15/2007      16,390
Capital Corp.
--------------------------------------------------------------------------------
Gemini                               45,000     5.25       5/01/2007      44,993
Securitization Corp.                 43,000     5.25       5/07/2007      42,956
--------------------------------------------------------------------------------
General Electric                     40,000     5.12       8/21/2007      39,348
Capital Services
--------------------------------------------------------------------------------
Govco Inc.                           30,000     5.24       6/13/2007      29,808
--------------------------------------------------------------------------------
Grampian                              2,700     5.17       8/31/2007       2,652
Funding Ltd.
--------------------------------------------------------------------------------
Greyhawk                             23,000     5.24       5/24/2007      22,920
Funding LLC                          23,500     5.24       6/22/2007      23,319
--------------------------------------------------------------------------------
Kitty Hawk                           71,411     5.23       6/15/2007      70,934
Funding Corp.
--------------------------------------------------------------------------------
Landale Funding LLC                  24,000     5.25       5/15/2007      23,948
--------------------------------------------------------------------------------
Lexington Parker                     10,000     5.27       5/16/2007       9,977
Capital Co., LLC
--------------------------------------------------------------------------------
Links Finance LLC                    56,100     5.18       5/16/2007      55,969
--------------------------------------------------------------------------------
Macquarie Bank Ltd.                  57,000     5.24       7/16/2007      56,361
                                     33,745     5.22       8/07/2007      33,261
                                      9,765     5.22       8/13/2007       9,616
--------------------------------------------------------------------------------
Morgan Stanley                        9,000     5.363 (a)  5/16/2007       9,000
--------------------------------------------------------------------------------
Newport                               7,860     5.28       5/16/2007       7,842
Funding Corp.                        10,000     5.24       5/24/2007       9,965
--------------------------------------------------------------------------------
Nieuw Amsterdam                      25,000     5.27       5/22/2007      24,919
Receivables Corp.
--------------------------------------------------------------------------------
Norddeutsche                          8,000     5.26       5/18/2007       7,979
Landesbank                           33,000     5.24       7/10/2007      32,659
Girozentrale
--------------------------------------------------------------------------------
North Sea                            28,383     5.25       5/22/2007      28,292
Funding LLC
--------------------------------------------------------------------------------
Northern Rock Plc                    23,000     5.24       5/14/2007      22,953
                                     35,000     5.24       5/22/2007      34,888
                                     42,000     5.25       5/23/2007      41,859
                                     60,000     5.24       7/12/2007      59,363
--------------------------------------------------------------------------------
Old Line                             26,200     5.26       5/07/2007      26,173
Funding, LLC
--------------------------------------------------------------------------------
Raiffeisen                           10,000     5.26       5/25/2007       9,963
Zentralbank                          49,000     5.24       7/26/2007      48,379
Oesterreich AG
--------------------------------------------------------------------------------
Santander Central                    23,695     5.23       7/23/2007      23,408
Hispano Finance
(Delaware), Inc.
--------------------------------------------------------------------------------
Scaldis Capital LLC                 125,000     5.26       5/25/2007     124,543
--------------------------------------------------------------------------------


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007       5

Schedule of Investments (continued)                               (in Thousands)

                                      Face    Interest      Maturity
Issue                                Amount     Rate*         Date        Value
================================================================================
Commercial Paper (concluded)
================================================================================
Sigma                               $17,000     5.23 %     7/25/2007  $   16,788
Finance Corp.
--------------------------------------------------------------------------------
Simba                                 3,957     5.24       6/13/2007       3,932
Funding Corp.                        37,677     5.24       6/18/2007      37,408
                                     43,000     5.24       6/22/2007      42,668
--------------------------------------------------------------------------------
Societe Generale                     17,820     5.20       7/23/2007      17,604
North America Inc.
--------------------------------------------------------------------------------
Solitaire                            24,000     5.24       5/08/2007      23,972
Funding LLC                          50,000     5.24       5/22/2007      49,840
                                     25,448     5.24       6/01/2007      25,329
--------------------------------------------------------------------------------
Skandinaviska                        13,735     5.23       8/08/2007      13,536
Enskilda Banken AB
--------------------------------------------------------------------------------
Surrey                               35,000     5.27       5/07/2007      34,964
Funding Corp.
--------------------------------------------------------------------------------
Swedbank                             18,485     5.21       6/04/2007      18,391
Mortgage AB
--------------------------------------------------------------------------------
Tango Finance Corp.                  36,000     5.24       6/18/2007      35,743
                                     15,000     5.24       7/31/2007      14,799
--------------------------------------------------------------------------------
Tasman Funding Inc.                  20,000     5.37       6/29/2007      19,825
--------------------------------------------------------------------------------
Ticonderoga                          16,102     5.24       5/08/2007      16,083
Funding LLC                          51,000     5.27       5/29/2007      50,783
--------------------------------------------------------------------------------
UBS Finance                          39,600     5.23       6/08/2007      39,376
(Delaware), LLC                      36,000     5.24       7/16/2007      35,597
                                     37,000     5.23       7/24/2007      36,543
--------------------------------------------------------------------------------
UniCredito Italiano                  17,915     5.24       7/09/2007      17,733
Bank Ireland                          7,995     5.21       8/06/2007       7,882
                                     80,050     5.15       8/09/2007      78,893
--------------------------------------------------------------------------------
Valcour Bay                          27,000     5.31       5/11/2007      26,956
Capital Co. LLC
--------------------------------------------------------------------------------
Total Commercial Paper
(Cost -- $2,510,677) ...............................................   2,510,677
================================================================================
Corporate Notes -- 17.6%
================================================================================
ANZ National                         23,000     5.32 (a)   5/06/2008      23,000
International Ltd.
--------------------------------------------------------------------------------
ASIF Global                          15,000     5.34 (a)   5/23/2008      15,000
Financing XXX
--------------------------------------------------------------------------------
American Honda                       24,500     5.33 (a)   8/08/2007      24,500
Finance Corp.
--------------------------------------------------------------------------------
Arkle Master Issuer                  10,800     5.30 (a)  11/19/2007      10,800
Plc Series 2006-1A
Class 1A
--------------------------------------------------------------------------------
Bank of Ireland                      10,000     5.32 (a)   5/19/2008      10,000
--------------------------------------------------------------------------------
Beta Finance Inc.                    28,000     5.31 (a)   5/30/2007      28,000
--------------------------------------------------------------------------------
CC (USA) Inc.                        16,000     5.34 (a)   4/04/2008      16,003
(Centauri)                           16,000     5.34 (a)   4/07/2008      16,003
--------------------------------------------------------------------------------
General Electric                     62,500     5.445 (a) 10/17/2007      62,500
Capital Corp.
--------------------------------------------------------------------------------
Goldman Sachs                        53,300     5.37 (a)   5/15/2008      53,300
Group, Inc.
--------------------------------------------------------------------------------
HSBC Finance Corp.                   39,000     5.37 (a)   5/23/2008      39,000
--------------------------------------------------------------------------------
Lehman Brothers                      44,000     5.33 (a)   6/26/2007      44,000
Holdings Inc.
--------------------------------------------------------------------------------
MetLife Global                       17,000     5.35 (a)   5/06/2008      17,000
Funding I                            13,000     5.41 (a)   5/14/2008      13,000
--------------------------------------------------------------------------------
Nationwide                           13,000     5.43 (a)   4/28/2008      13,000
Building Society
--------------------------------------------------------------------------------
Northern Rock Plc                    23,000     5.43 (a)   4/08/2008      23,000
--------------------------------------------------------------------------------
Principal Life                       24,600     5.36 (a)  12/07/2007      24,609
Insurance Co.
--------------------------------------------------------------------------------
Sigma                                52,000     5.313 (a)  6/11/2007      52,000
Finance Corp.                        40,000     5.32 (a)   9/28/2007      39,999
--------------------------------------------------------------------------------
Stanfield Victoria                   65,000     5.32 (a)   6/04/2007      64,999
Finance Ltd.
--------------------------------------------------------------------------------
Toyota Motor                         49,000     5.28 (a)   7/19/2007      49,000
Credit Corp.                         20,000     5.335 (a)  7/26/2007      20,003
--------------------------------------------------------------------------------
Westpac                               9,100     5.18       8/08/2007       8,969
Banking Corp.                        11,000     5.40 (a)   4/11/2008      11,000
--------------------------------------------------------------------------------
Total Corporate Notes
(Cost -- $678,685) .................................................     678,685
================================================================================
Funding Agreements -- 4.3%
================================================================================
Genworth Life                        50,000     5.41 (a)   6/07/2007      50,000
Insurance Co. (b)                    20,000     5.40 (a)  12/03/2007      20,000
--------------------------------------------------------------------------------
Jackson National                     35,000     5.38 (a)   5/01/2007      35,000
Life Insurance Co. (b)
--------------------------------------------------------------------------------
MetLife                              20,000     5.37 (a)   3/03/2008      20,000
Insurance Co. of
Connecticut (b)
--------------------------------------------------------------------------------
New York Life                        40,000     5.37 (a)   5/25/2007      40,000
Insurance Co. (b)
--------------------------------------------------------------------------------
Total Funding Agreements
(Cost -- $165,000) .................................................     165,000
================================================================================
U.S. Government Agency & Instrumentality Obligations -- Non-Discount -- 2.4%
================================================================================
Fannie Mae                           27,500     4.875      1/11/2008      27,499
                                      7,000     4.96       2/08/2008       7,000
--------------------------------------------------------------------------------
Federal Farm                         15,000     5.27 (a)   2/20/2008      14,999
Credit Banks
--------------------------------------------------------------------------------
Federal Home Loan                    10,000     4.00       6/13/2007      10,000
Bank System                           4,700     4.21       9/14/2007       4,700
--------------------------------------------------------------------------------
Freddie Mac                          12,000     4.45       9/28/2007      12,000
                                      9,300     4.705     10/11/2007       9,300
                                      9,000     4.75      10/24/2007       9,000
--------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations --
Non-Discount (Cost -- $94,498) .....................................      94,498
--------------------------------------------------------------------------------


6       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

Schedule of Investments (concluded)                               (in Thousands)

Face
Amount                           Issue                                    Value
===============================================================================
Repurchase Agreement -- 1.4%
===============================================================================
$52,056           Deutsche Bank Securities Inc. purchased on
                  4/30/2007 to yield 5.22% to 5/01/2007,
                  repurchase price of $52,064, collateralized by
                  Fannie Mae Discount Notes, 5.125% due
                  12/18/2009, Federal Farm Credit Bank,
                  2.875% due 8/09/2007 and Federal Home
                  Loan Bank, 5.375% due 11/15/2017                   $   52,056
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost -- $52,056) .........................................              52,056
-------------------------------------------------------------------------------
Total Investments
(Cost -- $3,940,820**) -- 101.9% ..........................           3,940,820
Liabilities in Excess of Other Assets -- (1.9%) ...........             (75,170)
                                                                     ----------
Net Assets -- 100.0% ......................................          $3,865,650
                                                                     ==========
-------------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at April 30, 2007.
**    The cost for federal income tax purposes.
(a)   Floating rate security.
(b) Restricted securities as to resale, representing 4.3% of net assets were as follows:

      --------------------------------------------------------------------------
                                           Acquisition
      Issue                                   Date            Cost        Value
      --------------------------------------------------------------------------
      Genworth Life Insurance Co.:
         5.41% due 6/07/2007                6/07/2006      $ 50,000     $ 50,000
         5.40% due 12/03/2007              12/01/2006        20,000       20,000
      Jackson National Life Insurance
         Co., 5.38% due 5/01/2007           5/01/2006        35,000       35,000
      MetLife Insurance Co.
         of Connecticut,
         5.37% due 3/03/2008                2/28/2006        20,000       20,000
      New York Life Insurance Co.,
         5.37% due 5/25/2007                5/26/2006        40,000       40,000
      --------------------------------------------------------------------------
      Total                                                $165,000     $165,000
                                                           =====================

      See Notes to Financial Statements.


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007       7

Statement of Assets and Liabilities

As of April 30, 2007 (Unaudited)
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
               Investments in unaffiliated securities, at value (identified
                 cost -- $3,940,819,879) ..............................................                       $3,940,819,879
               Cash ...................................................................                              138,769
               Receivables:
                   Interest ...........................................................    $    6,458,853
                   Beneficial interests sold ..........................................         5,185,294         11,644,147
                                                                                           --------------
               Prepaid expenses and other assets ......................................                              126,133
                                                                                                              --------------
               Total assets ...........................................................                        3,952,728,928
                                                                                                              --------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
               Payables:
                   Beneficial interests redeemed ......................................        84,741,399
                   Investment adviser .................................................         1,390,502
                   Other affiliates ...................................................            38,568         86,170,469
                                                                                           --------------
               Accrued expenses .......................................................                              908,761
                                                                                                              --------------
               Total liabilities ......................................................                           87,079,230
                                                                                                              --------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
               Net assets .............................................................                       $3,865,649,698
                                                                                                              ==============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
               Class I Shares of beneficial interests, $.10 par value, unlimited number
                 of shares authorized .................................................                       $  373,220,341
               Class II Shares of beneficial interests, $.10 par value, unlimited
                 number of shares authorized ..........................................                           13,339,253
               Paid-in capital in excess of par .......................................                        3,479,036,344
               Undistributed investment income -- net .................................    $       15,179
               Undistributed realized capital gains -- net ............................            38,581
                                                                                           --------------
               Total accumulated earnings -- net ......................................                               53,760
                                                                                                              --------------
               Net Assets .............................................................                       $3,865,649,698
                                                                                                              ==============
============================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
               Class I -- Based on net assets of $3,732,255,379 and 3,732,203,405
                 shares outstanding ...................................................                       $         1.00
                                                                                                              ==============
               Class II -- Based on net assets of $133,394,319 and 133,392,533
                 shares outstanding ...................................................                       $         1.00
                                                                                                              ==============

      See Notes to Financial Statements.


8       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

Statement of Operations

For the Six Months Ended April 30, 2007 (Unaudited)
============================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------
                          Interest and amortization of premium and discount earned ....                       $  105,468,458
                                                                                                              --------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                          Investment advisory fees ....................................    $    8,414,199
                          Transfer agent fees -- Class I ..............................         1,483,995
                          Accounting services .........................................           384,131
                          Printing and shareholder reports ............................           245,425
                          Registration fees ...........................................           220,991
                          Distribution fees -- Class II ...............................           133,412
                          Trustees' fees and expenses .................................            91,193
                          Custodian fees ..............................................            85,210
                          Transfer agent fees -- Class II .............................            79,418
                          Professional fees ...........................................            69,104
                          Pricing services ............................................             9,138
                          Other .......................................................            69,212
                                                                                           --------------
                          Total expenses before waiver ................................        11,285,428
                          Waiver of expenses ..........................................          (133,412)
                                                                                           --------------
                          Total expenses after waiver .................................                           11,152,016
                                                                                                              --------------
                          Investment income -- net ....................................                           94,316,442
                                                                                                              --------------
============================================================================================================================
Realized & Unrealized Gain -- Net
----------------------------------------------------------------------------------------------------------------------------
                          Realized gain on investments -- net .........................                               53,760
                          Change in unrealized depreciation on investments -- net .....                              434,809
                                                                                                              --------------
                          Total realized and unrealized gain -- net ...................                              488,569
                                                                                                              --------------
                          Net Increase in Net Assets Resulting from Operations ........                       $   94,805,011
                                                                                                              ==============

      See Notes to Financial Statements.


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007       9

Statements of Changes in Net Assets

                                                                                             For the Six
                                                                                            Months Ended          For the
                                                                                              April 30,         Year Ended
                                                                                                2007            October 31,
Increase (Decrease) in Net Assets:                                                           (Unaudited)           2006
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
               Investment income -- net ...............................................    $   94,316,442     $  156,611,821
               Realized gain -- net ...................................................            53,760                200
               Change in unrealized depreciation -- net ...............................           434,809          2,646,252
                                                                                           ---------------------------------
               Net increase in net assets resulting from operations ...................        94,805,011        159,258,273
                                                                                           ---------------------------------
============================================================================================================================
Dividends &Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------
               Investment income -- net:
                   Class I ............................................................       (91,104,741)      (151,098,183)
                   Class II ...........................................................        (3,211,701)        (5,513,638)
               Realized gain -- net:
                   Class I ............................................................                --               (192)
                   Class II ...........................................................                --                 (8)
                                                                                           ---------------------------------
               Net decrease in net assets resulting from dividends and distributions to
                shareholders ..........................................................       (94,316,442)      (156,612,021)
                                                                                           ---------------------------------
============================================================================================================================
Beneficial Interests Transactions
----------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets derived from beneficial interests
                transactions ..........................................................      (130,796,270)       492,597,908
                                                                                           ---------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
               Total increase (decrease) in net assets ................................      (130,307,701)       495,244,160
               Beginning of period ....................................................     3,995,957,399      3,500,713,239
                                                                                           ---------------------------------
               End of period* .........................................................    $3,865,649,698     $3,995,957,399
                                                                                           =================================
                   * Undistributed investment income -- net ...........................    $       15,179     $       15,179
                                                                                           =================================

      See Notes to Financial Statements.


10       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

Financial Highlights

                                                                                           Class I
                                                  ---------------------------------------------------------------------------------
                                                   For the Six
                                                  Months Ended
The following per share data and                    April 30,                   For the Year Ended October 31,
ratios have been derived from information              2007       -----------------------------------------------------------------
provided in the financial statements.              (Unaudited)        2006         2005          2004         2003          2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period .....   $     1.00     $     1.00   $     1.00    $     1.00    $     1.00    $     1.00
                                                   --------------------------------------------------------------------------------
      Investment income -- net .................        .0240          .0425        .0233         .0075         .0088         .0163
      Realized and unrealized gain (loss) -- net        .0002          .0007       (.0003)       (.0004)       (.0011)       (.0012)
                                                   --------------------------------------------------------------------------------
      Total from investment operations .........        .0242          .0432        .0230         .0071         .0077         .0151
                                                   --------------------------------------------------------------------------------
      Less dividends and distributions:
          Investment income -- net .............       (.0240)        (.0425)      (.0233)       (.0075)       (.0088)       (.0163)
          Realized gain -- net .................           --             --+          --+           --+       (.0001)       (.0001)
                                                   --------------------------------------------------------------------------------
      Total dividends and distributions ........       (.0240)        (.0425)      (.0233)       (.0075)       (.0089)       (.0164)
                                                   --------------------------------------------------------------------------------
      Net asset value, end of period ...........   $     1.00     $     1.00   $     1.00    $     1.00    $     1.00    $     1.00
                                                   ================================================================================
      Total Investment Return ..................         2.42%@         4.30%        2.35%          .75%          .88%         1.66%
                                                   ================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of waiver ..................          .57%*          .59%         .59%          .58%          .55%          .56%
                                                   ================================================================================
      Expenses .................................          .57%*          .59%         .59%          .58%          .55%          .56%
                                                   ================================================================================
      Investment income and realized gain -- net         4.85%*         4.28%        2.27%          .74%          .90%         1.65%
                                                   ================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) .   $3,732,255     $3,864,470   $3,368,462    $4,388,882    $5,199,455    $6,669,287
                                                   ================================================================================

*     Annualized.
+     Amount is less than $(.0001) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007       11

Financial Highlights (concluded)

                                                                                          Class II
                                                  ---------------------------------------------------------------------------------
                                                   For the Six
                                                  Months Ended
The following per share data and                    April 30,                 For the Year Ended October 31,
ratios have been derived from information             2007        -----------------------------------------------------------------
provided in the financial statements.              (Unaudited)       2006         2005          2004          2003          2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period .....   $     1.00     $     1.00   $     1.00    $     1.00    $     1.00    $     1.00
                                                   --------------------------------------------------------------------------------
      Investment income -- net .................        .0239          .0426        .0232         .0055         .0069         .0144
      Realized and unrealized gain (loss) -- net       (.0017)         .0007       (.0003)       (.0004)       (.0011)       (.0013)
                                                   --------------------------------------------------------------------------------
      Total from investment operations .........        .0222          .0433        .0229         .0051         .0058         .0131
                                                   --------------------------------------------------------------------------------
      Less dividends and distributions:
          Investment income -- net .............       (.0239)        (.0426)      (.0232)       (.0055)       (.0069)       (.0143)
          Realized gain -- net .................           --             --+          --+           --+       (.0001)       (.0001)
                                                   --------------------------------------------------------------------------------
      Total dividends and distributions ........       (.0239)        (.0426)      (.0232)       (.0055)       (.0070)       (.0144)
                                                   --------------------------------------------------------------------------------
      Net asset value, end of period ...........   $     1.00     $     1.00   $     1.00    $     1.00    $     1.00    $     1.00
                                                   ================================================================================
      Total Investment Return ..................         2.40%@         4.31%        2.34%          .55%          .69%         1.46%
                                                   ================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of waiver ..................          .61%*          .59%         .61%          .78%          .75%          .76%
                                                   ================================================================================
      Expenses .................................          .81%*          .79%         .61%          .78%          .75%          .76%
                                                   ================================================================================
      Investment income and realized gain -- net         4.82%*         4.27%        2.28%          .54%          .70%         1.46%
                                                   ================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) .   $  133,394     $  131,487   $  132,251    $  155,522    $  201,615    $  266,239
                                                   ================================================================================

*     Annualized.
+     Amount is less than $(.0001) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), acts as passive custodian. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than 60 days, for which market quotations are readily available, are valued at market value. As securities transition from 61 to 60 days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Effective April 2, 2007, securities purchased with a maturity of greater than 60 days may be valued at amortized cost. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007       13
required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Investment Advisory Agreement between the Fund and BlackRock Advisors, LLC (the "Manager") became effective on September 29, 2006. The Manager is an indirect, wholly owned subsidiary of BlackRock, Inc. Prior to September 29, 2006, Merrill Lynch Investment Managers, L.P. ("MLIM") was the Fund's manager. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co. ("Merrill Lynch"), which is the limited partner. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides, a monthly fee at an annual rate equal to a percentage of the management fee paid by the Fund to the Manager.


14       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

Notes to Financial Statements (concluded)

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares. Each Distributor has contractually agreed to waive the .20% distribution fee for Class III Shares. For the six months ended April 30, 2006, FAMD earned $133,412, all of which was waived, and BDI earned no distribution fees.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended April 30, 2007, the Fund reimbursed the Manager $64,373 for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Beneficial Interests Transactions:

Net increase (decrease) in net assets derived from beneficial interests transactions was $(130,796,270) and $492,597,908 for the six months ended April 30, 2007 and the year ended October 31, 2006, respectively.

Transactions in beneficial interests for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Six                                           Dollar
Months Ended April 30, 2007                      Shares              Amount
-------------------------------------------------------------------------------
Shares sold ........................         7,018,125,824      $ 7,018,125,824
Shares issued to shareholders
  in reinvestment of dividends .....            91,099,380           91,099,380
                                          -------------------------------------
Total issued .......................         7,109,225,204        7,109,225,204
Shares redeemed ....................        (7,242,160,221)      (7,242,160,221)
                                          -------------------------------------
Net decrease .......................          (132,935,017)     $  (132,935,017)
                                          =====================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 2006                         Shares               Amount
-------------------------------------------------------------------------------
Shares sold ........................       15,303,122,278      $ 15,303,122,278
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................          151,067,451           151,067,451
                                          -------------------------------------
Total issued .......................       15,454,189,729        15,454,189,729
Shares redeemed ....................      (14,960,735,293)      (14,960,735,293)
                                          -------------------------------------
Net increase .......................          493,454,436      $    493,454,436
                                          =====================================

-------------------------------------------------------------------------------
Class II Shares for the Six                                           Dollar
Months Ended April 30, 2007                         Shares            Amount
-------------------------------------------------------------------------------
Shares sold ........................             128,742,070      $ 128,742,070
Shares issued to shareholders
  in reinvestment of dividends .....               3,212,280          3,212,280
                                          -------------------------------------
Total issued .......................             131,954,350        131,954,350
Shares redeemed ....................            (129,815,603)      (129,815,603)
                                          -------------------------------------
Net increase .......................               2,138,747      $   2,138,747
                                          =====================================

-------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2006                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ........................             208,584,924      $ 208,584,924
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................               5,512,570          5,512,570
                                          -------------------------------------
Total issued .......................             214,097,494        214,097,494
Shares redeemed ....................            (214,954,022)      (214,954,022)
                                          -------------------------------------
Net decrease .......................                (856,528)     $    (856,528)
                                          =====================================

4. Capital Loss Carryforward:

On October 31, 2006, the Fund had a net capital loss carryforward of $15,179, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007       15

Officers and Trustees

Robert C. Doll, Jr., Fund President and Trustee
James H. Bodurtha, Trustee
Kenneth A. Froot, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Vice President and Treasurer
Karen Clark, Trust Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210


16       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007       17

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


18       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2007

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #10262 -- 4/07

Item 2 -  Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -  Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

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12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: June 19, 2007


By: /s/ Donald C. Burke
    -----------------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: June 19, 2007